Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue	$ 2,883,418	$ 765,094	$ 358,515
Cost of revenues	(5,621,730)	(450,310)	(180,214)
Gross (loss) profit	(2,738,312)	314,784	178,301
Operating expenses
General and administrative expenses	(39,470,964)	(10,408,530)	(8,779,594)
Total operating expenses	(39,470,964)	(10,408,530)	(8,779,594)
Other (expenses) income, net
Interest income (expenses), net	11,719	(62,715)	244,701
Change in fair value of warrants		65,576	275,055
Equity investment gain (loss)	9,209	(279,817)	(160,911)
Impairment of deposits for property and equipment	(54,091,570)	(2,561,110)
Impairment of long-term investments		(412,707)
Impairment loss of digital assets	(185,290)
Other (expenses) income	(341,947)	(2,585)	16,125
Total other (expenses) income, net	(54,597,879)	(3,253,358)	374,970
Net loss from continuing operations	(96,807,155)	(13,347,104)	(8,226,323)
Income tax expenses
Net loss from continuing operations	(96,807,155)	(13,347,104)	(8,226,323)
Net loss from discontinued operations
Gain (Loss) from discontinued operations	39,889	(12,476,571)	183,210
Gain from discontinued operations	4,526,387
Net income (loss) from discontinued operations	4,566,276	(12,476,571)	183,210
Net loss	(92,240,879)	(25,823,675)	(8,043,113)
Less: Net loss (income) attributable to non-controlling interests	82,153	1,497,967	(89,773)
Net loss attributable to Bit Brother Ltd. Shareholders	(92,158,726)	(24,325,708)	(8,132,886)
Other comprehensive loss
Foreign currency translation adjustment	(565,105)	(552,315)	(2,428,836)
Comprehensive loss	(92,723,831)	(24,878,023)	(10,561,722)
Less: Total comprehensive loss (income) attributable to non-controlling interests	82,153	1,497,967	(89,773)
Comprehensive loss attributable to Bit Brother Ltd. Shareholders	$ (92,641,678)	$ (23,380,056)	$ (10,651,495)
Loss per share- basic (in Dollars per share)	$ (0.65)	$ (0.33)	$ (0.79)
Net loss per share from continuing operations – basic and diluted (in Dollars per share)	(0.68)	(0.17)	(0.81)
Net (loss) income per share from discontinued operations – basic and diluted (in Dollars per share)	$ 0.03	$ (0.16)	$ 0.02
Weighted average shares outstanding-basic (in Shares)	141,739,601	79,385,028	10,151,051